Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Dec. 31, 2008	$ (6,749)	$ 49	$ 1	$ 48,984		$ (55,783)
Balance (in shares) at Dec. 31, 2008		49,000,000	1,380,147
Increase (Decrease) in Stockholders' Equity
Vesting of unvested stock issued to officer	62		1	61
Vesting of unvested stock issued to officer (in shares)			154,411
Exercise of stock options	20			20
Exercise of stock options (in shares)			49,454
Stock-based compensation	49			49
Net income (loss)	460					460
Other comprehensive income (loss)	2				2
Balance at Dec. 31, 2009	(6,156)	49	2	49,114	2	(55,323)
Balance (in shares) at Dec. 31, 2009		49,000,000	1,584,012
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	4			4
Exercise of stock options (in shares)			8,750
Stock-based compensation	297			297
Net income (loss)	(38,463)					(38,463)
Other comprehensive income (loss)	(2)				(2)
Balance at Dec. 31, 2010	(44,320)	49	2	49,415		(93,786)
Balance (in shares) at Dec. 31, 2010		49,000,000	1,592,762
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	29			29
Exercise of stock options (in shares)			69,559
Stock-based compensation	(82)			(82)
Net income (loss)	53,815					53,815
Other comprehensive income (loss)	1				1
Balance at Dec. 31, 2011	9,443	49	2	49,362	1	(39,971)
Balance (in shares) at Dec. 31, 2011		49,000,000	1,662,321
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	162			162
Exercise of stock options (in shares)			104,480
Stock-based compensation	272			272
Issuance of common stock, net of underwriters' discount and offering costs	47,555		10	47,545
Issuance of common stock, net of underwriters' discount and offering costs (in shares)			10,449,250
Conversion of preferred stock to common stock		(49)	12	37
Conversion of preferred stock to common stock (in shares)		(49,000,000)	12,249,998
Net income (loss)	(32,771)					(32,771)
Other comprehensive income (loss)	(30)				(30)
Balance at Sep. 30, 2012	$ 24,631		$ 24	$ 97,378	$ (29)	$ (72,742)
Balance (in shares) at Sep. 30, 2012			24,466,049